LONG-TERM DEBT (Details 2) $ in Thousands	Jun. 30, 2015 USD ($)
2015	$ 19,846
2016	19,513
2017	21,814
2018	21,893
2019	16,691
2020	12,352
Long-term Debt, Total	$ 112,109